Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | Reserve Class
Prospectus:
Trading Symbol	DWNXX
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | AA Sweep Class
Prospectus:
Trading Symbol	AANXX